Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	At December 31,
	2025	2024
Computer equipment	$7,669	95,228
Accumulated depreciation	(4,997)	(4,906)
	$2,672	$90,322

Schedule of Depreciation	Depreciation included in:
	Years ended December 31,
	2025	2024
Administrative expense	$87,935	$2,986